OTHER RECEIVABLES, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
OTHER RECEIVABLES, NET
Provision for credit losses of other receivables			¥ 67,312	¥ 259,766
Net recovery of provision made for doubtful accounts of other receivables	¥ 187,161	$ 28,981